Document and Entity Information	Sep. 10, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001799448
Document Type	8-K
Document Period End Date	Sep. 10, 2026
Entity Registrant Name	Aligos Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39617
Entity Tax Identification Number	82-4724808
Entity Address, Address Line One	One Corporate Dr.
Entity Address, Address Line Two	2nd Floor
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(800)
Local Phone Number	466-6059
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	ALGS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false